Benefits offered to team members (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Benefits offered to team members (Details Text)
Contributions made by sponsors	R$ 38,332	R$ 30,500
Contributions made by the participants	60,038	52,741
Braskem America
Benefits offered to team members (Details Text)
Contributions made by sponsors	R$ 4,069	R$ 3,569